Deconsolidation of subsidiary (Tables)	12 Months Ended
Aug. 31, 2024
Deconsolidation of subsidiary
Schedule of deconsolidation of subsidiary

The gain on the disposal of EB Rental, Ltd. at the deconsolidation date was determined as follows:

	$
Fair Value Consideration received		1,089,302

Add: EB Rental, Ltd. net deficit at disposal
- EB Rental Ltd. share capital at disposal	(100)
- EB Rental Ltd. deficit at disposal	165,427	165,327

Less: Goodwill attributable to EB Rental, Ltd.		(1,079,040)

Total gain on deconsolidation date		175,589

On the deconsolidation date, EB Rental, Ltd.’s net assets (liabilities) were determined as follows:

$

Current assets	363,825
Right of use assets	804,596
Property, plant and equipment	555,875
Other assets	83,726
Current liabilities	(1,132,115)
Lease liabilities	(937,427)
Other comprehensive income	96,193

(165,327)